                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21374

                         PIMCO Floating Rate Income Fund
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               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, NY 10105
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               (Address of principal executive offices) (Zip code)

                  Allianz Global Investors Fund Management LLC
                 1345 Avenue of the Americas, New York, NY 10105
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3000

Date of fiscal year end: July 31

Date of reporting period: July 1, 2004 - June 30, 2005

Item 1. Proxy Voting Record

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PIMCO Floating Rate Income Fund
Form N-PX Proxy Voting Record-Item 1
7/1/04-6/30/05
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Security Issuer Name
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Dimon, Inc.
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DIMON TOBACCO ***TENDER***
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FREESCALE SEMICONDUCTOR SR FRN
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                            Security
Exchange                    Holder
Ticker                      Meeting
Symbol     Cusip or Isin    Date
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N/A        254394AJ8        N/A
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N/A        254394AJ8        N/A
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N/A        35687MAD9        N/A
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Matter Voted On
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Consent to the proposed amendments in the Indenture
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Consent to the proposed amendments in the Indenture
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Consent to the proposed amendments in the Indenture
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                                         Vote Cast
Proposed by               Voting         "For" or
Issuer or                 Result: For,   "Against"
Security      Vote        Against,       Management
Holder        Cast(Y/N?)  Abstain        or "Abstain"
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Issuer         Y          For            For
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Issuer         Y          For            For
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Issuer         Y          For            For
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PIMCO Floating Rate Income Fund

By (Signature and Title)* /s/ Brian S. Shlissel
                         ---------------------------
                         Brian S. Shlissel, President & Chief Executive Officer

Date   August 19, 2005